SAVINGS PLAN, PENSION AND POST-RETIREMENT BENEFITS - Projected Benefit Obligation, Accumulated Benefit Obligation, and Fair Value of Plan Assets - 10K (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Pension and Post-Retirement Benefits [Abstract]
Projected benefit obligation	$ 649.4	$ 761.7
Accumulated benefit obligation	649.0	761.0
Fair value of plan assets	$ 473.9	$ 567.7